Note 15 - Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Measurements 1 (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Borrowings [Member]
Balance	$ 0	$ 0	$ 0		$ 7,522		$ 7,522		$ 0
Issues		0			0		0		7,513
Remeasurement (gain)/loss(1)	0	0	0	[1]	489	[1]	488	[2]	9	[2]
Write-off of deferred costs		0			0		0
Settlements (2)		0			(8,011)	[3]	(8,010)	[3]
Balance	0	0	0		0		0		7,522
Sponsor Earnout [Member]
Balance	504	3,111	1,353		0		0		0
Issues		0			8,022		8,022		0
Remeasurement (gain)/loss(1)	(281)	(537)	(1,130)	[1]	(5,448)	[1]	(6,669)	[2]	0	[2]
Write-off of deferred costs		0			0		0
Settlements (2)		0			0	[3]	0	[3]
Balance	223	2,574	223		2,574		1,353		0
Forfeiture Earnout [Member]
Balance	0	0	0		0		0		0
Issues		0			6,135		6,135		0
Remeasurement (gain)/loss(1)	0	0	0	[1]	(5,130)	[1]	(5,130)	[2]	0	[2]
Write-off of deferred costs		0			0		0
Settlements (2)		0			(1,005)	[3]	(1,005)	[3]
Balance	0	0	0		0		0		0
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
Balance	2,339	15,377	6,191		0		0		0
Issues		0			30,853		30,853		0
Remeasurement (gain)/loss(1)	(1,157)	(4,026)	(5,009)	[1]	(19,502)	[1]	(24,662)	[2]	0	[2]
Write-off of deferred costs		0			0		0
Settlements (2)		0			0	[3]	0	[3]
Balance	1,182	11,351	1,182		11,351		6,191		0
Pipe Warrant [Member]
Balance	109	952	311		0		0		0
Issues		0			1,312		1,312		0
Remeasurement (gain)/loss(1)	(50)	(415)	(252)	[1]	(775)	[1]	(1,001)	[2]	0	[2]
Write-off of deferred costs		0			0		0
Settlements (2)		0			0	[3]	0	[3]
Balance	59	537	59		537		311		0
Columbia Warrant [Member]
Balance	0	0	0		143,237		143,237		0
Issues		0			0		0		161,432
Remeasurement (gain)/loss(1)	0	0	0	[1]	(18,635)	[1]	(18,635)	[2]	(17,992)	[2]
Write-off of deferred costs		0			203		203
Settlements (2)		0			(124,805)	[3]	(124,805)	[3]
Balance	$ 0	$ 0	$ 0		$ 0		$ 0		$ 143,237

[1]	Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the nine months ended September 30, 2023 and 2022, respectively.
[2]	Recognized in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2022 and 2021, respectively.
[3]	These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).